Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Provisions For Losses On Long Term Contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	[1]	$ 130,274	$ 135,548		$ 140,259
Additions (Charged to Costs and Expenses)	[1]	20,775	20,588		37,124
Deductions (Write-Offs and Actual Losses Incurred)	[1]	67,701	31,961		41,835
Additions Resulting from Acquisitions	[1]	0	6,099		0
Balance at End of Period		83,348	130,274	[1]	135,548	[1]
Deduction from inventories		43,513	80,464		72,045
Other accrued expenses		39,835	49,810		63,503
Provisions For Claims And Potential Contractual Penalties And Others
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		7,501	7,557		9,208
Additions (Charged to Costs and Expenses)		158	1,860		820
Deductions (Write-Offs and Actual Losses Incurred)		3,175	1,916		2,471
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		4,484	7,501		7,557
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		6,738	7,445		7,117
Additions (Charged to Costs and Expenses)		1,554	1,330		1,125
Deductions (Write-Offs and Actual Losses Incurred)		876	2,037		797
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		7,416	6,738		7,445
Valuation Allowance On Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		6,540	5,424		9,358
Additions (Charged to Costs and Expenses)		2,641	3,770		675
Deductions (Write-Offs and Actual Losses Incurred)		2,576	2,654		4,609
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		$ 6,605	$ 6,540		$ 5,424

[1]	An amount of $43,513, $80,464 and $72,045 as of December 31, 2016, 2015 and 2014, respectively, is presented as a deduction from inventories, and an amount of $39,835, $49,810 and $63,503 as of December 31, 2016, 2015 and 2014, respectively, is presented as part of other payables and accrued expenses.